Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Provision for Income Taxes [Line Items]
Total income tax expense	$ 31,910	$ 57,241
Domestic (Cayman Islands) [Member]
Schedule of Provision for Income Taxes [Line Items]
Current
Deferred
Foreign (Malaysia) [Member]
Schedule of Provision for Income Taxes [Line Items]
Current	23,525	57,241
Deferred	8,385
Foreign (Hong Kong) [Member]
Schedule of Provision for Income Taxes [Line Items]
Current
Deferred
Foreign (Others) [Member]
Schedule of Provision for Income Taxes [Line Items]
Current
Deferred
Current Income Tax Expenses [Member]
Schedule of Provision for Income Taxes [Line Items]
Current	23,525	57,241
Deferred	$ 8,385